Balance Sheets (USD $)	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Current Assets:
Cash and cash equivalents	$ 1,941,000	$ 645,000	$ 616,000
Note Receivable - Aegis/Grizzle (Note 2,3)			295,000
Marketable securities	149,000
Accrued interest receivable	1,000	3,000	4,000
Advances and accounts receivable	69,000	38,000	1,000
Income taxes receivable (Notes 2, 8)			489,000
Farm product (Note 2)	26,000
Deposits	80,000		202,000
Prepaid expenses		13,000	16,000
Assets held for sale			134,000
Total Current Assets	2,266,000	699,000	1,757,000
Property, equipment and software, net	1,206,000	156,000	94,000
Other Assets
Investment in Boston Property all units sold as of Dec 31,2010, net of impairment of $889 on December 31,2009 (Note 2,4)			2,073,000
Debt issuance costs	785,000
Land (Notes 2,4)	2,690,000	1,279,000	991,000
Water rights and infrastructure (Notes 2,4)	27,216,000	24,216,000	2,267,000
Options on real estate and water shares (Notes 2,4)	50,000	100,000	2,586,000
Dam construction (Notes 2,4)	509,000	489,000	163,000
Assets held for sale (Notes 2, 4)		259,000	1,274,000
Total Other Assets	31,250,000	26,343,000	9,354,000
TOTAL ASSETS	34,722,000	27,198,000	11,205,000
Accounts payable	425,000	463,000	281,000
Short term borrowings (Note 5)			950,000
Deposits held			30,000
Current portion of notes payable (Note 3)	24,000
Accrued liabilities	309,000	114,000	5,000
Total Current Liabilities	758,000	577,000	1,266,000
Notes Payable - Long Term (Note 3)	13,361,000	9,128,000	2,175,000
Total Liabilities	14,119,000	9,705,000	3,441,000
Stockholders' Equity:
Common stock, $0.001 par value, 100,000,000 shares authorized, 22,995,114 and 19,782,916 shares issued and outstanding at Sept 30, 2011 and December 31, 2010, respectively	23,000	20,000	9,000
Additional paid-in capital	37,401,000	28,949,000	9,200,000
Accumulated (deficit)	(18,950,000)	(13,587,000)	(4,120,000)
Total Two Rivers Water Company Shareholders' Equity	18,474,000	15,382,000	5,089,000
Noncontrolling interest in subsidiary (Note 2)	2,129,000	2,111,000	2,675,000
Total Stockholders' Equity	20,603,000	17,493	7,764
TOTAL LIABILITIES & STOCKHOLDERS' EQUITY	$ 34,722,000	$ 27,198,000	$ 11,205,000